Forward Long/Short Credit Analysis Fund

Summary Prospectus  |  May 1, 2010

TICKER SYMBOLS

Class C: FLSFX | Class M: FLSMX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.forwardfunds.com. You can also get this information at no cost by calling 800-999-6809, by sending an e-mail request to prospectus@forwardfunds.com, or by contacting your financial intermediary. The Fund’s prospectus and statement of additional information, each dated May 1, 2010, along with the Fund’s most recent annual report dated December 31, 2009, are incorporated by reference into this summary prospectus.

Investment Objective

The Fund seeks to maximize total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class C or Class M shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS C	CLASS M

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS C	CLASS M

Management Fee	1.50%	1.50%
Distribution (12b-1) Fees	0.75%	N/A
Shareholder Services Fees	0.25%	0.05%
Other Expenses(1)	0.32%	0.32%
Interest Expense on Short Sales	1.90%	1.90%
Total Other Expenses	2.22%	2.22%
Total Annual Fund Operating Expenses	4.72%	3.77%
Fee Waiver and/or Expense Reimbursement(2)	–0.23%	–0.23%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	4.49%	3.54%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class C and Class M shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.59% and 1.64%, respectively.

Examples

These Examples are intended to help you compare the costs of investing in Class C or Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS C	CLASS M

1 Year	$550	$357
3 Years	$1,401	$1,131
5 Years	$2,358	$1,924
10 Years	$4,772	$3,991

You would pay the following expenses if you did not redeem your shares:

	CLASS C	CLASS M

1 Year	$450	$357
3 Years	$1,401	$1,131
5 Years	$2,358	$1,924
10 Years	$4,772	$3,991

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 221% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a portfolio of municipal bonds, corporate bonds, notes and other debentures, U.S. Treasury and Agency securities, sovereign debt, emerging markets debt, floating rate or zero coupon securities and non-convertible preferred securities that are actively traded in the public markets. The Fund may also invest a substantial portion of its assets in interest rate swaps, credit default swaps, total return swaps, futures and options and other derivative instruments. The Fund may invest in derivatives both for hedging purposes and in an attempt to achieve investment returns consistent with the Fund’s investment objective. These instruments include options, futures contracts, forward currency contracts, swap agreements (including, but not limited to, interest rate swaps, credit default swaps and total return swaps) and similar instruments. The Fund seeks to maximize total return and minimize investment risk using a credit-based, relative value investment strategy. The Fund will seek to take advantage of relative value, cross-over trading opportunities and market anomalies and inefficiencies across a wide array of the credit risk markets.

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Forward Long/Short Credit Analysis Fund

The Fund uses a “credit long/short” investment strategy based on credit assessments of individual issues and sectors. Cedar Ridge Partners LLC (“Cedar Ridge” or the “Sub-Advisor”) will screen various sectors in order to attempt to locate undervalued and overlooked opportunities, as well as to attempt to exploit certain arbitrage opportunities among the various fixed income markets. The Sub-Advisor expects to express positive views on specific credits by taking long positions in cash bonds and negative views on specific credits by taking short positions in cash bonds. The Fund’s short positions may equal up to 100% of the Fund’s net asset value, and it is possible that at certain times, the Fund may be approximately “100”% short. The Fund may also invest without limit in federally tax-exempt municipal bonds.

The Fund may invest its total assets, including borrowings for investment purposes and proceeds from short selling, if any, without restriction in: investment-grade debt securities and lower-rated debt securities; debt securities that rank junior to other outstanding securities and obligations of an issuer, all or a significant portion of which may be secured by substantially all of that issuer’s assets; debt securities that are not protected by financial covenants or limitations on additional indebtedness; and securities that are moral obligations of issuers or subject to appropriations. In such situations, the Fund will be subject to additional credit and liquidity risks. The Fund may invest in debt securities of any credit quality and maturity. The Fund may also engage in borrowing for cash management purposes or for investment purposes, in order to increase its holdings of portfolio securities and/or to collateralize short sale positions.

The Sub-Advisor will seek to control risk by hedging portfolio risk through both long and short positions, based on individual credit evaluations, as well as by engaging in certain strategies such as interest rate swaps, credit default swaps, total return swaps, futures and options to hedge the portfolio’s interest rate risk.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Municipal Bonds: If the Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). There is no assurance that the Fund will invest at least 50% of its assets in tax-exempt municipal bonds. In addition, interest rates on tax-exempt municipal bonds are generally lower than taxable bonds, and the return on investment in the Fund may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

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Forward Long/Short Credit Analysis Fund

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Tax Reform: Changes or proposed changes in federal tax laws could impact the value of the debt securities of municipal issuers that the Fund may purchase. Also, the failure or possible failure of such debt issuances to qualify for tax exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of the Fund’s portfolio, and such a failure could also result in additional taxable income to the Fund and/or shareholders.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Investor Class shares, which excludes the maximum sales load applicable to Class C shares. If the Class C sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Investor Class shares’ average annual total returns to those of cetain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. Returns of Class C and Class M shares are not presented because Class C shares do not yet have a full calendar year of investment returns and Class M shares were not offered during any of the periods shown. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—INVESTOR CLASS

Best Quarter – September 30, 2009	20.92%
Worst Quarter – December 31, 2009	–0.95%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	SINCE INCEPTION
Forward Long/Short Credit Analysis Fund – Investor Class (Inception: 5/1/08)
Return Before Taxes	46.56%	12.79%
Return After Taxes on Distributions(1)	46.08%	12.14%
Return After Taxes on Distributions and Sale of Fund Shares(1)	32.40%	11.40%
Barclays Capital U.S. Municipal Bond Index	12.91%	5.60%
Barclays Capital U.S. Corporate High-Yield Bond Index	58.21%	9.01%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Forward Management serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Managers

Forward Management has engaged the services of Cedar Ridge to act as sub-advisor to the Fund. Alan E. Hart and Guy J. Benstead are responsible for the day-to-day management of the Fund’s portfolio and make the final investment decisions for the Fund. Mr. Hart is Managing Partner and Chief Investment Officer and Mr. Benstead is Partner and Chief Compliance Officer of Cedar Ridge. Messrs. Hart and Benstead have managed the Fund since its inception.

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Forward Long/Short Credit Analysis Fund

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Class C shares of the Fund: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class C shares must be $100 or more.

Class M shares of the Fund may only be purchased or sold through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Fund’s Distributor.

There is no minimum initial or subsequent investment amount for purchasing Class M shares of a Fund.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Forward Funds are distributed by ALPS Distributors, Inc.

SP042  050310

Printed on recycled paper using soy-based inks.

Forward Long/Short Credit Analysis Fund

Summary Prospectus  |  May 1, 2010

TICKER SYMBOLS

Investor: FLSRX | Institutional: FLSIX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.forwardfunds.com. You can also get this information at no cost by calling 800-999-6809, by sending an e-mail request to prospectus@forwardfunds.com, or by contacting your financial intermediary. The Fund’s prospectus and statement of additional information, each dated May 1, 2010, along with the Fund’s most recent annual report dated December 31, 2009, are incorporated by reference into this summary prospectus.

Investment Objective

The Fund seeks to maximize total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.50%	1.50%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.05%
Other Expenses	0.32%	0.32%
Interest Expense on Short Sales	1.90%	1.90%
Total Other Expenses	2.22%	2.22%
Total Annual Fund Operating Expenses	4.12%	3.77%
Fee Waiver and/or Expense Reimbursement(1)	–0.23%	–0.23%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	3.89%	3.54%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.99% and 1.64%, respectively.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year.

Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$391	$357
3 Years	$1,231	$1,131
5 Years	$2,086	$1,924
10 Years	$4,288	$3,991

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 221% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a portfolio of municipal bonds, corporate bonds, notes and other debentures, U.S. Treasury and Agency securities, sovereign debt, emerging markets debt, floating rate or zero coupon securities and non-convertible preferred securities that are actively traded in the public markets. The Fund may also invest a substantial portion of its assets in interest rate swaps, credit default swaps, total return swaps, futures and options and other derivative instruments. The Fund may invest in derivatives both for hedging purposes and in an attempt to achieve investment returns consistent with the Fund’s investment objective. These instruments include options, futures contracts, forward currency contracts, swap agreements (including, but not limited to, interest rate swaps, credit default swaps and total return swaps) and similar instruments. The Fund seeks to maximize total return and minimize investment risk using a credit-based, relative value investment strategy. The Fund will seek to take advantage of relative value, cross-over trading opportunities and market anomalies and inefficiencies across a wide array of the credit risk markets.

The Fund uses a “credit long/short” investment strategy based on credit assessments of individual issues and sectors. Cedar Ridge Partners LLC (“Cedar Ridge” or the “Sub-Advisor”) will screen various sectors in order to attempt to locate undervalued and overlooked opportunities, as well as to attempt to exploit certain arbitrage opportunities among the various fixed income markets. The Sub-Advisor expects to express positive views on specific credits by taking long positions in cash bonds and negative views on specific credits by taking short positions in cash bonds. The Fund’s short positions may equal up to 100% of the Fund’s net asset value, and it is possible that at certain times, the Fund may be approximately “100”% short. The Fund may also invest without limit in federally tax-exempt municipal bonds.

The Fund may invest its total assets, including borrowings for investment purposes and proceeds from short selling, if any, without restriction in: investment-grade debt securities and lower-rated debt securities; debt securities that rank junior to other

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Forward Long/Short Credit Analysis Fund

outstanding securities and obligations of an issuer, all or a significant portion of which may be secured by substantially all of that issuer’s assets; debt securities that are not protected by financial covenants or limitations on additional indebtedness; and securities that are moral obligations of issuers or subject to appropriations. In such situations, the Fund will be subject to additional credit and liquidity risks. The Fund may invest in debt securities of any credit quality and maturity. The Fund may also engage in borrowing for cash management purposes or for investment purposes, in order to increase its holdings of portfolio securities and/or to collateralize short sale positions.

The Sub-Advisor will seek to control risk by hedging portfolio risk through both long and short positions, based on individual credit evaluations, as well as by engaging in certain strategies such as interest rate swaps, credit default swaps, total return swaps, futures and options to hedge the portfolio’s interest rate risk.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Municipal Bonds: If the Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). There is no assurance that the Fund will invest at least 50% of its assets in tax-exempt municipal bonds. In addition, interest rates on tax-exempt municipal bonds are generally lower than taxable bonds, and the return on investment in the Fund may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of

2

Forward Long/Short Credit Analysis Fund

investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Tax Reform: Changes or proposed changes in federal tax laws could impact the value of the debt securities of municipal issuers that the Fund may purchase. Also, the failure or possible failure of such debt issuances to qualify for tax exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of the Fund’s portfolio, and such a failure could also result in additional taxable income to the Fund and/or shareholders.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Investor Class shares. The accompanying table compares the Fund’s Investor Class and Institutional Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS— INVESTOR CLASS

Best Quarter – September 30, 2009	20.92%
Worst Quarter – December 31, 2009	–0.95%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	SINCE INCEPTION
Forward Long/Short Credit Analysis Fund – Investor Class (Inception: 5/1/08)
Return Before Taxes	46.56%	12.79%
Return After Taxes on Distributions(1)	46.08%	12.14%
Return After Taxes on Distributions and Sale of Fund Shares(1)	32.40%	11.40%
Forward Long/Short Credit Analysis Fund – Institutional Class (Inception: 5/1/08)
Return Before Taxes	47.08%	13.22%
Barclays Capital U.S. Municipal Bond Index	12.91%	5.60%
Barclays Capital U.S. Corporate High-Yield Bond Index	58.21%	9.01%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are presented for Investor Class shares. After-tax returns for other classes will vary.

Investment Advisor

Forward Management serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Managers

Forward Management has engaged the services of Cedar Ridge to act as sub-advisor to the Fund. Alan E. Hart and Guy J. Benstead are responsible for the day-to-day management of the Fund’s portfolio and make the final investment decisions for the Fund. Mr. Hart is Managing Partner and Chief Investment Officer and Mr. Benstead is Partner and Chief Compliance Officer of Cedar Ridge. Messrs. Hart and Benstead have managed the Fund since its inception.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

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Forward Long/Short Credit Analysis Fund

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Forward Funds are distributed by ALPS Distributors, Inc.

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